Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Small Cap Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 1.1%
Media — 1.1%
Criteo SA, ADR	243,900	$4,675,563 *
Gambling.com Group Ltd.	623,000	2,971,710 *

Total Communication Services		7,647,273
Consumer Discretionary — 9.6%
Automobile Components — 1.0%
Visteon Corp.	76,098	6,914,264
Hotels, Restaurants & Leisure — 0.9%
First Watch Restaurant Group Inc.	408,000	6,523,920 *
Household Durables — 1.5%
Meritage Homes Corp.	156,600	10,885,266
Leisure Products — 1.1%
YETI Holdings Inc.	170,540	7,795,384 *
Specialty Retail — 5.1%
Academy Sports & Outdoors Inc.	143,600	7,899,436
Murphy USA Inc.	36,465	15,406,827
Signet Jewelers Ltd.	69,600	6,421,992
Valvoline Inc.	195,500	6,396,760 *
Total Specialty Retail		36,125,015

Total Consumer Discretionary		68,243,849
Consumer Staples — 3.2%
Food Products — 2.3%
Freshpet Inc.	100,800	7,025,760 *
Utz Brands Inc.	872,922	9,200,598
Total Food Products		16,226,358
Personal Care Products — 0.9%
Interparfums Inc.	66,100	6,449,377

Total Consumer Staples		22,675,735
Energy — 7.2%
Energy Equipment & Services — 3.0%
Valaris Ltd.	158,300	9,138,659 *
Weatherford International PLC	132,800	12,493,824
Total Energy Equipment & Services		21,632,483
Oil, Gas & Consumable Fuels — 4.2%
California Resources Corp.	138,940	7,433,290
International Seaways Inc.	171,540	10,232,361
Matador Resources Co.	268,040	12,126,129
Total Oil, Gas & Consumable Fuels		29,791,780

Total Energy		51,424,263
Financials — 18.6%
Banks — 10.3%
Bank OZK	272,617	12,965,665
Columbia Banking System Inc.	412,960	12,157,543
Texas Capital Bancshares Inc.	114,300	11,563,731 *
UMB Financial Corp.	76,380	9,710,953
Wintrust Financial Corp.	102,211	15,075,100
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
WSFS Financial Corp.	182,580	$11,818,403
Total Banks		73,291,395
Consumer Finance — 4.2%
Encore Capital Group Inc.	117,436	6,482,467 *
Jefferson Capital Inc.	314,979	6,731,101
OneMain Holdings Inc.	145,360	9,526,894
PROG Holdings Inc.	222,990	7,233,796
Total Consumer Finance		29,974,258
Financial Services — 2.8%
Essent Group Ltd.	137,000	8,620,040
Euronet Worldwide Inc.	154,860	11,221,156 *
Total Financial Services		19,841,196
Insurance — 1.3%
Assured Guaranty Ltd.	114,646	9,727,713

Total Financials		132,834,562
Health Care — 12.5%
Biotechnology — 6.7%
Arrowhead Pharmaceuticals Inc.	192,210	13,325,919 *
Bicara Therapeutics Inc.	275,000	4,620,000 *
Celcuity Inc.	97,930	10,715,501 *
CG oncology Inc.	85,900	4,471,095 *
Palvella Therapeutics Inc.	56,480	4,331,451 *
Scholar Rock Holding Corp.	238,129	10,558,640 *
Total Biotechnology		48,022,606
Health Care Providers & Services — 3.1%
Guardian Pharmacy Services Inc., Class A Shares	192,813	5,822,953 *
HealthEquity Inc.	99,465	8,521,166 *
Privia Health Group Inc.	341,800	7,936,596 *
Total Health Care Providers & Services		22,280,715
Pharmaceuticals — 2.7%
Axsome Therapeutics Inc.	42,160	7,767,980 *
Prestige Consumer Healthcare Inc.	108,000	6,962,760 *
Tarsus Pharmaceuticals Inc.	66,920	4,319,017 *
Total Pharmaceuticals		19,049,757

Total Health Care		89,353,078
Industrials — 18.8%
Aerospace & Defense — 0.5%
AeroVironment Inc.	11,780	3,279,434 *
Building Products — 0.6%
Tecnoglass Inc.	88,900	4,348,099
Commercial Services & Supplies — 1.0%
OPENLANE Inc.	233,850	7,024,854 *
Construction & Engineering — 1.4%
Primoris Services Corp.	66,204	9,814,743
Ground Transportation — 1.5%
Landstar System Inc.	71,290	10,647,875
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 3.4%
AGCO Corp.	56,500	$6,407,665
Hillman Solutions Corp.	913,073	8,555,494 *
Terex Corp.	167,600	9,553,200
Total Machinery		24,516,359
Passenger Airlines — 2.4%
Allegiant Travel Co.	93,130	8,254,112 *
SkyWest Inc.	95,300	9,198,356 *
Total Passenger Airlines		17,452,468
Professional Services — 3.9%
ICF International Inc.	73,354	6,840,260
Korn Ferry	116,340	8,082,140
Parsons Corp.	92,200	6,459,532 *
Upwork Inc.	306,600	6,141,198 *
Total Professional Services		27,523,130
Trading Companies & Distributors — 4.1%
Custom Truck One Source Inc.	1,338,068	8,456,590 *
GATX Corp.	64,042	11,649,880
Rush Enterprises Inc., Class A Shares	147,873	9,491,968
Total Trading Companies & Distributors		29,598,438

Total Industrials		134,205,400
Information Technology — 8.5%
Communications Equipment — 1.0%
Extreme Networks Inc.	486,100	7,087,338 *
Electronic Equipment, Instruments & Components — 1.8%
Arlo Technologies Inc.	492,340	6,247,795 *
Itron Inc.	69,880	6,923,710 *
Total Electronic Equipment, Instruments & Components		13,171,505
Semiconductors & Semiconductor Equipment — 1.1%
Penguin Solutions Inc.	413,030	7,934,306 *
Software — 4.6%
Commvault Systems Inc.	43,028	3,687,500 *
nCino Inc.	232,600	4,966,010 *
Q2 Holdings Inc.	102,000	6,247,500 *
Terawulf Inc.	769,900	10,293,563 *
Zeta Global Holdings Corp., Class A Shares	398,500	7,404,130 *
Total Software		32,598,703

Total Information Technology		60,791,852
Materials — 8.5%
Chemicals — 2.1%
Quaker Chemical Corp.	55,400	8,517,196
Solstice Advanced Materials Inc.	111,240	6,871,295 *
Total Chemicals		15,388,491
Construction Materials — 1.2%
Eagle Materials Inc.	42,400	8,641,544
Containers & Packaging — 1.3%
Silgan Holdings Inc.	210,070	9,064,520
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 3.9%
	Commercial Metals Co.	111,590	$8,577,923
	Hecla Mining Co.	151,640	3,414,933
	MP Materials Corp.	138,715	8,152,281 *
	Warrior Met Coal Inc.	83,130	7,423,509
Total Metals & Mining			27,568,646

Total Materials			60,663,201
Real Estate — 6.4%
Hotel & Resort REITs — 1.0%
	Apple Hospitality REIT Inc.	609,590	7,095,627
Office REITs — 2.0%
	COPT Defense Properties	267,000	8,226,270
	Piedmont Realty Trust Inc.	743,200	6,257,744
Total Office REITs			14,484,014
Retail REITs — 1.3%
	Kite Realty Group Trust	398,736	9,366,309
Specialized REITs — 2.1%
	PotlatchDeltic Corp.	206,800	8,629,764
	Smartstop Self Storage REIT Inc.	201,431	6,332,991
Total Specialized REITs			14,962,755

Total Real Estate			45,908,705
Utilities — 3.5%
Electric Utilities — 1.6%
	Portland General Electric Co.	231,053	11,610,413
Gas Utilities — 1.0%
	ONE Gas Inc.	94,000	7,478,640
Independent Power and Renewable Electricity Producers — 0.9%
	Talen Energy Corp.	18,000	6,270,480 *

Total Utilities			25,359,533
Total Common Stocks (Cost — $507,265,209)			699,107,451
Investments in Underlying Funds — 0.5%
abrdn Physical Precious Metals Basket Shares ETF (Cost — $4,381,597)		17,110	4,001,002 *
Total Investments before Short-Term Investments (Cost — $511,646,806)			703,108,453
	Rate
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	2,417,203	2,417,203 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	2,417,202	2,417,202 (a)(b)

Total Short-Term Investments (Cost — $4,834,405)			4,834,405
Total Investments — 99.1% (Cost — $516,481,211)			707,942,858
Other Assets in Excess of Liabilities — 0.9%			6,242,862
Total Net Assets — 100.0%			$714,185,720

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $2,417,202 and the cost was $2,417,202 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

 ClearBridge Small Cap Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$699,107,451	—	—	$699,107,451
Investments in Underlying Funds	4,001,002	—	—	4,001,002
Total Long-Term Investments	703,108,453	—	—	703,108,453
Short-Term Investments†	4,834,405	—	—	4,834,405
Total Investments	$707,942,858	—	—	$707,942,858

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,830,270	$18,698,036	18,698,036	$20,111,104	20,111,104

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$39,040	—	$2,417,202

ClearBridge Small Cap Fund 2026 Quarterly Report